UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of November 30, 2017 (Unaudited)

Deutsche Ultra-Short Investment Grade Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 46.7%
Consumer Discretionary 7.3%
Wal-Mart Stores, Inc., 1.75%, 10/9/2019	500,000	498,509
Walt Disney Co., 3-month USD-LIBOR + 0.32%, 1.67% *, 1/8/2019	250,000	250,717
		749,226
Energy 5.9%
Chevron Corp., 3-month USD-LIBOR + 0.51%, 1.929% *, 11/16/2018	250,000	251,057
Statoil ASA, 1.2%, 1/17/2018	350,000	349,837
		600,894
Financials 27.0%
Bank of Montreal, 3-month USD-LIBOR + 0.36%, 1.71% *, 4/10/2018	222,000	222,217
Berkshire Hathaway Finance Corp.:
3-month USD-LIBOR + 0.3%, 1.657% * , 1/12/2018	150,000	150,052
3-month USD-LIBOR + 0.32%, 1.67% * , 1/10/2020	250,000	251,132
BNP Paribas SA, 2.45%, 3/17/2019	200,000	201,041
HSBC Bank PLC, 144A, 3-month USD-LIBOR + 0.64%, 2.056% *, 5/15/2018	250,000	250,556
New York Life Global Funding, 144A, 3-month USD-LIBOR + 0.27%, 1.62% *, 4/9/2020	250,000	250,738
Nordea Bank AB, 144A, 3-month USD-LIBOR + 0.84%, 2.161% *, 9/17/2018	250,000	251,513
Skandinaviska Enskilda Banken AB, 144A, 2.375%, 3/25/2019	200,000	200,804
Toronto-Dominion Bank:
3-month USD-LIBOR + 0.42%, 1.774% * , 1/18/2019	250,000	250,830
3-month USD-LIBOR + 0.54%, 1.903% * , 7/23/2018	250,000	250,726
Wells Fargo Bank NA, 3-month USD-LIBOR + 0.74%, 2.103% *, 1/22/2018	250,000	250,224
Westpac Banking Corp., 3-month USD-LIBOR + 0.74%, 2.118% *, 7/30/2018	235,000	235,977
		2,765,810
Information Technology 2.4%
Apple, Inc., 3-month USD-LIBOR + 0.82%, 2.274% *, 2/22/2019	100,000	100,964
International Business Machines Corp., 3-month USD-LIBOR + 0.19%, 1.581% *, 2/6/2018	150,000	150,029
		250,993
Telecommunication Services 4.1%
Cisco Systems, Inc.:
3-month USD-LIBOR + 0.31%, 1.63% * , 6/15/2018	200,000	200,294
3-month USD-LIBOR + 0.34%, 1.665% * , 9/20/2019	125,000	125,494
3-month USD-LIBOR + 0.6%, 2.041% * , 2/21/2018	100,000	100,121
		425,909
Total Corporate Bonds (Cost $4,784,723)		4,792,832
Certificates of Deposit * 22.1%
Bank of Montreal, 1-month USD-LIBOR + 0.37%, 1.615%, 10/12/2018	250,000	250,388
Canadian Imperial Bank of Commerce, 3-month USD-LIBOR + 0.25%, 1.567%, 9/13/2018	270,000	270,020
Cooperatieve Rabobank UA, 1-month USD-LIBOR + 0.18%, 1.422%, 10/5/2018	250,000	250,091
Credit Industriel et Commercial, 1-month USD-LIBOR + 0.18%, 1.426%, 4/16/2018	368,000	368,134
Credit Suisse AG:
1-month USD-LIBOR + 0.17%, 1.542% , 3/2/2018	200,000	200,094
3-month USD-LIBOR + 1.3%, 2.617% , 3/8/2018	300,000	300,210
Skandinaviska Enskilda Banken AB, 1-month USD-LIBOR + 0.26%, 1.502%, 4/5/2018	200,000	200,154
Svenska Handelsbanken AB:
1-month USD-LIBOR + 0.18%, 1.422% , 8/6/2018	250,000	250,125
3-month USD-LIBOR + 0.4%, 1.813% , 2/12/2019	180,000	180,106
Total Certificates of Deposit (Cost $2,267,895)		2,269,322
Commercial Paper 30.8%
Issued at Discount ** 24.6%
BPCE SA, 144A, 1.754%, 10/3/2018	376,000	370,219
Collateralized Commercial Paper II Co., LLC, 144A, 1.89%, 11/1/2018	450,000	441,978
Danske Corp., 144A, 1.683%, 2/15/2018	158,000	157,528
Ford Motor Credit Co., LLC, 144A, 1.517%, 1/19/2018	330,000	329,264
LMA Americas LLC, 144A, 1.555%, 1/9/2018	250,000	249,619
Macquarie Bank Ltd., 144A, 1.481%, 3/20/2018	255,000	253,808
National Australia Bank Ltd.:
144A, 1.502%, 4/5/2018	185,000	184,022
144A, 1.581%, 9/7/2018	250,000	246,620
Vodafone Group PLC, 144A, 1.785%, 9/4/2018	292,000	287,560
		2,520,618
Issued at Par * 6.2%
ASB Finance Ltd., 144A, 1-month USD-LIBOR + 0.23%, 1.475%, 9/12/2018	245,000	245,094
ING U.S. Funding LLC, 1-month USD-LIBOR + 0.24%, 1.482%, 5/4/2018	140,000	140,091
Westpac Banking Corp., 144A, 1-month USD-LIBOR + 0.18%, 1.425%, 8/13/2018	250,000	250,038
		635,223
Total Commercial Paper (Cost $3,157,348)		3,155,841
	Shares	Value ($)
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 1.12% (a) (Cost $8,187)	8,187	8,187
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $10,218,153)	99.7	10,226,182
Other Assets and Liabilities, Net	0.3	30,891
Net Assets	100.0	10,257,073

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Variable or floating rate security. These securities are shown at their current rate as of November 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (b)	$—	$4,792,832	$—	$4,792,832
Certificates of Deposit	—	2,269,322	—	2,269,322
Commercial Paper (b)		3,155,841		3,155,841
Short-Term Investments	8,187	—	—	8,187
Total	$8,187	$10,217,995	$—	$10,226,182

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Ultra-Short Investment Grade Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018